Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Marsico Flexible Capital Fund	Oct. 28, 2011
The following changes are hereby made to the prospectuses of the Fund:
Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Classes I, R & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class Z
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%

Other expenses	0.38%	0.38%	0.18%	0.38%	0.38%

Total annual fund operating expenses	1.52%	2.27%	1.07%	1.77%	1.27%

Less: Fee waiver/expense reimbursement(b)	(0.21%)	(0.21%)	(0.18%)	(0.21%)	(0.21%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.31%	2.06%	0.89%	1.56%	1.06%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R and 1.06% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,009	$1,339	$2,271

Class C (if shares are redeemed)	$309	$690	$1,197	$2,594

Class C (if shares are not redeemed)	$209	$690	$1,197	$2,594

Class I (whether or not shares are redeemed)	$91	$323	$574	$1,294

Class R (whether or not shares are redeemed)	$159	$537	$941	$2,072

Class Z (whether or not shares are redeemed)	$108	$382	$678	$1,521